real estate joint ventures and investment in associate	12 Months Ended
Dec. 31, 2019
real estate joint ventures and investment in associate
real estate joint ventures and investment in associate

21   real estate joint ventures and investment in associate

(a)	General

Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties in a residential, retail and commercial real estate redevelopment project, TELUS Sky, in Calgary, Alberta. The new-build tower, scheduled for completion in 2020, is to be built to the LEED Platinum standard.

In 2011, we partnered, as equals, with an arm’s-length party in a residential condominium, retail and commercial real estate redevelopment project, TELUS Garden, in Vancouver, British Columbia. TELUS is a tenant in TELUS Garden, which is now our global headquarters. During the year ended December 31, 2018, the real estate joint venture sold the income-producing properties and the related net assets.

Associate

On January 13, 2020, for cash consideration of approximately $73 million, we acquired a 28% basic equity interest in Miovision Technologies Incorporated, an associate that is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate concurrent with obtaining the newly acquired equity interest.

(b)    Real estate joint ventures

Summarized financial information

As at December 31 (millions)	2019	2018
ASSETS
Current assets
Cash and temporary investments, net	$15	$11
Escrowed deposits	—	4
Other	18	2
	33	17
Non-current assets
Investment property under development	318	256
Other	2	—
	320	256

	$353	$273
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$25	$19
Construction holdback liabilities	15	15
	40	34
Non-current liabilities
Construction credit facilities	312	207
Other	3	—
	315	207
	355	241
Owners’ equity
TELUS [1]	1	13
Other partners	(3)	19
	(2)	32
	$353	$273
(1)

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2019	2018
Revenue
From investment property	$—	$21
Other operating income	$—	$345
Depreciation and amortization	$—	$5
Interest expense [1]	$—	$6
Net income (loss) and comprehensive income (loss) [2]	$(29)	$322
(1)	During the year ended December 31, 2019, the real estate joint venture capitalized $12 (2018 – $8) of financing costs.
(2)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

	2019			2018
	Loans and			Loans and
Years ended December 31 (millions)	receivables [1]	Equity,net [2]	Total	receivables [1]	Equity,net [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(4)	$(4)	$—	$171	$171
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other (Note 7)	4	—	4	3	—	3
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	35	—	35	22	—	22
Financing costs paid to us	(4)	—	(4)	(3)	—	(3)
Funds repaid to us and earnings distributed	—	(3)	(3)	—	(181)	(181)
Net increase (decrease)	35	(7)	28	22	(10)	12
Real estate joint ventures carrying amounts
Balance, beginning of period	69	5	74	47	15	62
Balance, end of period	$104	$(2)	$102	$69	$5	$74
(1)	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
(2)

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2019, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in long-term liabilities (Note 27).

(3)	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

We have entered into a lease agreement with the TELUS Sky real estate joint venture; for lease accounting purposes, the lease commenced during the three-month period ended March 31, 2019. Prior to the sale of the TELUS Garden income-producing properties, during the year ended December 31, 2018, the TELUS Garden real estate joint venture recognized $7 million of revenue from our TELUS Garden office tenancy; of this amount, one-half was due to our economic interest in the real estate joint venture and one-half was due to our partner’s economic interest in the real estate joint venture.

Real estate joint ventures commitments and contingent liabilities

Construction commitments

The TELUS Sky real estate joint venture is expected to spend a total of approximately $450 million (2018 - $400 million) on the construction of a mixed-use tower. As at December 31, 2019, the real estate joint venture’s construction-related contractual commitments were approximately $37 million through to 2020 (2018 – $35 million through to 2019).

Construction credit facility

The TELUS Sky real estate joint venture has a credit agreement , maturing August 31, 2021, with Canadian financial institutions (as 66‑2/3% lender) and TELUS Corporation (as 33‑1/3% lender) to provide $342 million of construction financing for the project. The construction credit facility contains customary real estate construction financing representations, warranties and covenants and is secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facility is available by way of bankers’ acceptance or prime loan and bears interest at rates in line with similar construction financing facilities.

As at December 31 (millions)	Note	2019	2018
Construction credit facility commitment – TELUS Corporation
Undrawn	4(c)	$10	$45
Advances		104	69
		114	114
Construction credit facility commitment – other		228	228
		$342	$342